SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Investments in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in affiliates
Impairment charges on investments	$ 5,738	$ 3,686	$ 0
Impairment of long-lived assets
Impairment charges for property, plant and equipment	30,968	11,626	22,757
Assets retirement obligation
Assets Retirement Obligation (ARO) included in solar power systems	43	109
Research and development
Research and development expenses	$ 44,193	$ 28,777	$ 17,407